Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	$ 178,642	$ 178,642
Accumulated amortization	(77,275)	(74,488)
Total Intangible assets net book value	$ 101,367	$ 104,154